Other assets and other liabilities - Summary of other assets and other liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Assets And Other Liabilities [Line Items]
Other current assets	€ 81,001	€ 81,561
Other non-current assets	63,164	54,953
Other current liabilities	19,208	17,097
Other non-current liabilities	43,578	31,802
Prepayment Project Related [Member]
Disclosure Of Other Assets And Other Liabilities [Line Items]
Other current assets	61,651	69,542
Other non-current assets	43,920	44,868
Deferred Expense Non Project Related [Member]
Disclosure Of Other Assets And Other Liabilities [Line Items]
Other current assets	2,466	2,202
Other non-current assets	44	595
Currency swap contract [member]
Disclosure Of Other Assets And Other Liabilities [Line Items]
Other current assets	56	73
Other current liabilities	442	69
Financial assets at fair value through profit or losses convertible bonds [member]
Disclosure Of Other Assets And Other Liabilities [Line Items]
Other non-current assets	3,690
Foreign Exchange Forward Contracts [Member]
Disclosure Of Other Assets And Other Liabilities [Line Items]
Other current assets	1,102	580
Equity investments [member]
Disclosure Of Other Assets And Other Liabilities [Line Items]
Other current assets	6,499	5,593
Restricted Cash Current [Member]
Disclosure Of Other Assets And Other Liabilities [Line Items]
Other current assets	321	430
Cost To Fulfill The Contract Obligation [Member]
Disclosure Of Other Assets And Other Liabilities [Line Items]
Other current assets	8,544	3,141
Other non-current assets	114	425
Interest rate swap contract [member]
Disclosure Of Other Assets And Other Liabilities [Line Items]
Other current assets	362
Other non-current assets	1,462
Investment In Other Equity Instruments [Member]
Disclosure Of Other Assets And Other Liabilities [Line Items]
Other non-current assets	12,423	7,931
Other [Member]
Disclosure Of Other Assets And Other Liabilities [Line Items]
Other non-current assets	1,511	1,134
Other current liabilities	5,072
Other non-current liabilities	5,294	1,365
Contingent Consideration Current [Member]
Disclosure Of Other Assets And Other Liabilities [Line Items]
Other current liabilities	12,728	16,255
Other non-current liabilities	24,080	12,653
Derivatives [member]
Disclosure Of Other Assets And Other Liabilities [Line Items]
Other current liabilities	639	773
Share Based Payments Liabilities [Member]
Disclosure Of Other Assets And Other Liabilities [Line Items]
Other current liabilities	327
Other non-current liabilities	11,934	€ 17,784
Depositary right [member]
Disclosure Of Other Assets And Other Liabilities [Line Items]
Other non-current liabilities	€ 2,270